Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
OTHER CURRENT LIABILITIES

Note 9 – OTHER CURRENT LIABILITIES

Other current liabilities mainly consist of accrued liabilities, interest payable owed to third party and related party creditors, and other payables. Accrued liabilities mainly include accrued employee welfares and benefits and accrued liabilities in relation to labor arbitration claims. Other payables primarily represent accrued management fee paid to an asset management company in connection with the management of the Company’s short-term investments in marketable securities.

	As of December 31,
	2020	2019
Accrued Liabilities	$786,880	$776,564
Interest Payable	1,374,222	232,491
Interest Payable - Related Parties	58,824	11,699
Other Payables	3,662,238	34,064
Total	$5,882,164	$1,054,818